Employee Benefit Plans (FY)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans
17. Employee Benefit Plans
The Company maintains a retirement savings plan under section 401(k) of the Internal Revenue Code (the “Plan”) for certain eligible employees. Eligible employees electing to participate in the 401(k) plan may defer and contribute from 1% to 100% of their compensation on a pre-tax or post-tax basis, subject to statutory limits. The Company will match the employees’ contributions up to the first 4% of their compensation. The Company’s Plan expense amounted to $457,000, $508,000 and $508,000 for the years ended December 31, 2022, 2021 and 2020, respectively.